Summarize the Company's Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Line Items]
Total interest income	$ 4,244	$ 4,166	$ 4,187	$ 4,038	$ 4,065	$ 4,118	$ 4,040	$ 3,859
Total interest expense	440	432	437	475	542	578	582	581	$ 1,784	$ 2,283
Net interest income	3,804	3,734	3,750	3,563	3,523	3,540	3,458	3,278	14,851	13,799
Provision (credit) for loan losses	(6)	131	105	71	166	126	145	116	301	553
Other income	856	1,056	902	867	938	987	935	992	527	397
General, administrative and other expense	3,333	3,345	3,251	3,141	3,062	3,182	3,112	3,184
Income before income taxes	1,333	1,314	1,296	1,218	1,233	1,219	1,136	970	5,160	4,558
Federal income taxes	432	386	389	373	367	360	331	276	1,580	1,334
Net income	$ 901	$ 928	$ 907	$ 845	$ 866	$ 859	$ 805	$ 694	$ 3,580	$ 3,224
Earnings per share
Basic	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.16	$ 0.14	$ 0.72	$ 0.65
Diluted	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.17	$ 0.17	$ 0.16	$ 0.14	$ 0.71	$ 0.64